Stock Option Plan - Schedule of Stock Compensation Expense (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock Compensation Expense	$ 82	$ 6	$ 87	$ 11	$ 21,000	$ 33,000
General Administrative [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock Compensation Expense	31	2	33	4	7,000	10,000
Research and development [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock Compensation Expense	$ 51	$ 4	$ 54	$ 7	$ 14,000	$ 23,000